43. Other disclosures (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets:
Cash and balances with the Brazilian Central Bank	R$ 20,148,725	R$ 20,127,364	R$ 19,463,587
Debt instruments	230,102,464	173,331,930	175,433,415
Equity instruments	2,329,361	2,358,229	1,105,616
Loans and amounts due from credit institutions	112,849,776	109,233,128	91,859,759
Loans and advances to customers	393,768,036	326,699,480	301,691,387
Derivatives	28,870,620	20,445,734	18,363,446
Total	788,068,982	652,195,865	607,917,210
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	131,656,962	99,271,415	99,022,806
Customer deposits	445,813,972	336,514,597	304,197,800
Marketable debt securities	56,875,514	73,702,474	74,626,232
Subordinated liabilities	0	0	9,885,607
Debt Instruments Eligible to Compose Capital	13,119,660	10,175,961	9,779,944
Other financial liabilities	59,822,683	55,565,954	49,782,780
Short positions	45,807,946	23,835,653	32,695,677
Derivatives	31,979,938	22,429,977	18,466,835
Total	785,076,675	621,496,030	598,457,681
Difference (assets less liabilities)	2,992,307	30,699,835	9,459,529
On Demand [Member]
Assets:
Cash and balances with the Brazilian Central Bank	7,373,662	6,549,535	19,070,796
Debt instruments	432,579	7,747,516	27,402
Equity instruments			839,620
Loans and amounts due from credit institutions	57,722,384	69,135,371	69,780,780
Loans and advances to customers	29,385,631	9,451,762
Derivatives		6,806,370
Total	94,914,256	99,690,554	89,718,598
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions		390,626	1,139
Customer deposits	85,433,287	69,048,756	65,241,618
Marketable debt securities
Subordinated liabilities			9,885,607
Debt Instruments Eligible to Compose Capital
Other financial liabilities	23,352	10,334	66,265
Short positions			206,423
Derivatives		6,776,746
Total	85,456,639	76,226,462	75,401,052
Difference (assets less liabilities)	9,457,617	23,464,093	14,317,546
Up to 3 Months [Member]
Assets:
Cash and balances with the Brazilian Central Bank	12,775,063	13,577,829	392,791
Debt instruments	13,195,527	1,174,094	51,255,820
Equity instruments			34,420
Loans and amounts due from credit institutions	2,777,562	1,943,291	8,449,138
Loans and advances to customers	80,281,579	84,839,695	111,595,396
Derivatives	14,558,434	1,893,308	13,815,791
Total	123,588,165	103,428,217	185,543,356
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	83,922,876	16,584,181	55,872,675
Customer deposits	139,191,140	130,872,214	102,942,180
Marketable debt securities	8,815,410	10,675,356	11,104,594
Subordinated liabilities
Debt Instruments Eligible to Compose Capital	220,425	170,939
Other financial liabilities	21,858,532	24,360,724	31,566,995
Short positions	45,807,946	4,748,545
Derivatives	2,046,924	4,345,286	7,639,956
Total	301,863,252	191,757,244	209,126,400
Difference (assets less liabilities)	(178,275,087)	(88,329,028)	(23,583,044)
3 to 12 Months [Member]
Assets:
Cash and balances with the Brazilian Central Bank
Debt instruments	33,903,698	22,926,088	25,903,428
Equity instruments			231,576
Loans and amounts due from credit institutions	36,783,150	21,064,571	844,658
Loans and advances to customers	93,750,065	43,180,508	75,720,016
Derivatives	1,994,418	2,649,730	1,240,161
Total	166,431,331	89,820,897	103,939,839
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	43,315,412	49,097,816	18,564,342
Customer deposits	121,804,752	76,244,908	76,987,570
Marketable debt securities	18,736,230	695,071	26,741,036
Subordinated liabilities
Debt Instruments Eligible to Compose Capital
Other financial liabilities	20,730,398	14,509,911	35,648
Short positions		1,554,274	1,139,847
Derivatives	1,973,701	406,383	7,723,730
Total	206,560,493	142,508,362	131,192,173
Difference (assets less liabilities)	(40,129,162)	(52,687,465)	(27,252,334)
1 to 3 Years [Member]
Assets:
Cash and balances with the Brazilian Central Bank
Debt instruments	64,225,680	45,058,398	13,186,253
Equity instruments
Loans and amounts due from credit institutions	15,155,444	14,525,161	12,739,730
Loans and advances to customers	98,550,271	89,624,089	63,043,973
Derivatives	6,726,841	3,546,082	1,114,446
Total	184,658,236	152,753,730	90,084,402
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	3,764,159	25,655,631	19,850,530
Customer deposits	62,768,886	43,395,748	42,399,934
Marketable debt securities	28,158,133	37,268,809	22,479,019
Subordinated liabilities
Debt Instruments Eligible to Compose Capital	12,899,235	10,005,022
Other financial liabilities	17,203,162	16,678,725	18,086,272
Short positions		1,256,416	31,349,407
Derivatives	8,010,713	4,696,823	1,069,718
Total	132,804,288	138,957,174	135,234,880
Difference (assets less liabilities)	51,853,948	13,796,556	(45,150,478)
3 to 5 Years [Member]
Assets:
Cash and balances with the Brazilian Central Bank
Debt instruments	70,182,705	35,118,355	26,367,903
Equity instruments
Loans and amounts due from credit institutions	363,135	2,411,265	11,371
Loans and advances to customers	47,160,700	34,092,967	21,397,689
Derivatives	1,869,509	1,950,678	1,074,875
Total	119,576,049	73,573,264	48,851,838
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions		4,877,076	2,598,172
Customer deposits	36,578,335	16,923,318	16,624,469
Marketable debt securities	747,340	3,900,484	5,854,091
Subordinated liabilities
Debt Instruments Eligible to Compose Capital
Other financial liabilities	4,787	4,717
Short positions		3,747,700
Derivatives	7,744,145	2,502,040	604,593
Total	45,074,607	31,955,334	25,681,325
Difference (assets less liabilities)	74,501,442	41,617,931	23,170,513
After 5 Years [Member]
Assets:
Cash and balances with the Brazilian Central Bank
Debt instruments	48,162,275	61,307,478	58,692,609
Equity instruments	2,329,361	2,358,229
Loans and amounts due from credit institutions	48,101	153,469	34,082
Loans and advances to customers	44,639,790	65,510,459	29,934,313
Derivatives	3,721,418	3,599,566	1,118,173
Total	98,900,945	132,929,201	89,779,177
Liabilities / Financial liabilities at amortized cost:
Deposits from credit institutions	654,516	2,666,086	2,135,948
Customer deposits	37,572	29,654	2,029
Marketable debt securities	418,401	21,162,755	8,447,492
Subordinated liabilities
Debt Instruments Eligible to Compose Capital			9,779,944
Other financial liabilities	2,452	1,543	27,600
Short positions		12,528,718
Derivatives	12,204,455	3,702,699	1,428,838
Total	13,317,396	40,091,454	21,821,851
Difference (assets less liabilities)	R$ 85,583,549	R$ 92,837,747	R$ 67,957,326